Lease - Summary of supplemental information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$ 3,422,191	$ 2,389,515
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 4,281,660	$ 5,050,642
Weighted average remaining lease term: Operating leases	3 years	4 years
Weighted average discount rate: Operating leases	5.30%	6.00%